S000001152 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	249 Months Ended	258 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%	2.98%
ICE BofA U.S. 3-Month Treasury Bill Index +2%
Prospectus [Line Items]
Average Annual Return, Percent	7.19%	4.44%	3.76%	3.64%
CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	6.25%	3.03%	2.97%	3.47%
Performance Inception Date				Mar. 31, 2004
CLASS M
Prospectus [Line Items]
Average Annual Return, Percent	6.00%	2.82%	2.73%		3.83%
Performance Inception Date					Jun. 30, 2003
CLASS M | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.04%	(0.42%)	0.34%		1.49%
Performance Inception Date					Jun. 30, 2003
CLASS M | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.51%	0.74% [1]	1.03%		1.95%
Performance Inception Date					Jun. 30, 2003

[1]
The “After Taxes on Distributions and Sale of Shares” return is higher than the “After Taxes on Distributions” return because of realized losses that would have been sustained upon sale of Fund shares immediately after the relevant period.